Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Summary of Company's and Bank's Actual Capital Amounts and Ratios

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
As of December 31, 2012
Total Capital (to Risk-Weighted Assets)
Consolidated	$44,113	14.9%	$23,748	8.0%	$	N/A	N/A
Citizens	40,584	13.7	23,680	8.0		29,601	10.0%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$41,396	14.0%	$11,874	4.0%	$	N/A	N/A
Citizens	37,867	12.8	11,840	4.0		17,760	6.0%

Tier I Capital (to Average Assets)
Consolidated	$41,396	9.6%	$17,342	4.0%	$	N/A	N/A
Citizens	37,867	8.5	17,889	4.0		22,361	5.0%

As of December 31, 2011
Total Capital (to Risk-Weighted Assets)
Consolidated	$44,206	14.6%	$24,172	8.0%	$	N/A	N/A
Citizens	40,387	13.4	24,120	8.0		30,150	10.0%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$41,280	13.7%	$12,086	4.0%	$	N/A	N/A
Citizens	37,461	12.4	12,060	4.0		18,090	6.0%

Tier I Capital (to Average Assets)
Consolidated	$41,280	9.7%	$16,972	4.0%	$	N/A	N/A
Citizens	37,461	9.0	16,623	4.0		20,779	5.0%